UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21072

Exact name of registrant
  as specified in charger:                World Insurance Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004



Registrant's telephone number,
      including area code:                (888) 826-2520

Date of fiscal year end:                  December 31st

Date of reporting period:                 June 30th


Item #1.  Reports to Stockholders.

CSI EQUITY PORTFOLIO

FUND EXPENSES (UNAUDITED)


FUND EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2009 and held for the six months ended June 30, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             EXPENSES PAID DURING
                                                                                                                  THE PERIOD*
                                                    BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE      JANUARY 1, 2009 THROUGH
                                                        JANUARY 1, 2009               JUNE 30, 2009              JUNE 30, 2009


Actual                                                                $ 1,000                   $ 956.36                     $ 6.06
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,018.75                     $ 6.26


*Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year. The expenses paid do not include fees and expenses charged by the variable annuity product in which the Fund participates. If those fees and expenses were included, expenses paid would be higher."

                              CSI EQUITY PORTFOLIO
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF JUNE 30, 2009 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]
Beverages                       1.95%
Computer and Peripherals        2.14%
Computer Software/Services      4.60%
Drug & Medical                  10.63%
Electronics/Equipment           5.49%
Food                            3.75%
Household                       2.91%
Manufacturing                   9.53%
Materials                       2.37%
Multi-Media                     1.91%
Oil                             13.29%
Retail                          3.58%
Telecommunications              5.92%
Transportation                  1.66%
Utilities                       4.08%

                  Schedule of InvestmentsCSI EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2009
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS                                                                              73.81%

                BEVERAGES                                                                                   1.95%
    6,400       Pepsico, Inc.                                                                                             $ 351,744
                                                                                                                     --------------

                COMPUTER AND PERIPHERALS                                                                    2.14%
   20,700       Cisco Systems, Inc.*                                                                                        385,848
                                                                                                                     --------------

                COMPUTER SOFTWARE/SERVICES                                                                  4.60%
   18,000       Microsoft Corp.                                                                                             427,860
   10,000       SAP ADR                                                                                                     401,900
                                                                                                                     --------------
                                                                                                                            829,760
                                                                                                                     --------------

                DRUG AND MEDICAL                                                                           10.63%
    6,900       Abbott Laboratories                                                                                         324,576
    5,300       Amgen, Inc.*                                                                                                280,582
    5,900       Johnson  Johnson                                                                                            335,120
    7,400       Novartis AG                                                                                                 301,846
    9,600       Roche Holdings Ltd. ADR                                                                                     327,456
    8,800       Stryker Corp.                                                                                               349,712
                                                                                                                     --------------
                                                                                                                          1,919,292
                                                                                                                     --------------

                ELECTRONICS/EQUIPMENT                                                                       5.49%
   19,000       ABB Limited ADR*                                                                                            299,820
    9,600       Emerson Electric Co.                                                                                        311,040
   23,000       Intel Corp.                                                                                                 380,650
                                                                                                                     --------------
                                                                                                                            991,510
                                                                                                                     --------------

                FOOD                                                                                        3.75%
   13,000       Kraft Foods, Inc.                                                                                           329,420
    9,250       Nestle S.A. ADR                                                                                             347,985
                                                                                                                     --------------
      .                                                                                                                     677,405
                                                                                                                     --------------

                HOUSEHOLD                                                                                   2.91%
    1,100       Kao Corporation ADR                                                                                         239,800
    5,600       Proctor  Gamble                                                                                             286,160
                                                                                                                     --------------
                                                                                                                            525,960
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                MANUFACTURING                                                                               9.53%
    5,900       Dupont EI                                                                                                 $ 333,060
   13,000       Honeywell International, Inc.                                                                               335,980
   10,700       3M Co.                                                                                                      354,590
   14,000       Unilever NV                                                                                                 338,520
    6,900       United Technologies                                                                                         358,524
                                                                                                                     --------------
                                                                                                                          1,720,674
                                                                                                                     --------------

                MATERIALS                                                                                   2.37%
    7,800       BHP Billiton Ltd. ADR                                                                                       426,894
                                                                                                                     --------------

                MULTI-MEDIA                                                                                 1.91%
   14,800       Walt Disney Co.                                                                                             345,284
                                                                                                                     --------------

                OIL                                                                                        13.29%
    9,200       BASF AG - ADR                                                                                               365,700
    4,600       Chevron Corp.                                                                                               304,750
    6,500       Conocophillips                                                                                              273,390
    7,800       Encana Corp.                                                                                                385,866
    6,200       Royal Dutch Shell PLC                                                                                       311,178
    8,200       Schlumberger Ltd.                                                                                           443,702
    5,800       Total Fina ADR                                                                                              314,534
                                                                                                                     --------------
      .                                                                                                                   2,399,120
                                                                                                                     --------------

                RETAIL                                                                                      3.58%
    6,300       Costco Wholesale                                                                                            287,910
    6,900       Nike, Inc. Class B                                                                                          357,282
                                                                                                                     --------------
                                                                                                                            645,192
                                                                                                                     --------------

                TELECOMMUNICATIONS                                                                          5.92%
    6,500       China Telecom Ltd. ADR                                                                                      325,520
   13,000       Hutchison Whampoa ADR                                                                                       423,150
   22,000       Nokia Corp. ADR                                                                                             320,760
                                                                                                                     --------------
                                                                                                                          1,069,430
                                                                                                                     --------------

                TRANSPORTATION                                                                              1.66%
    5,400       Fedex Corporation                                                                                           300,348
                                                                                                                     --------------

                UTILITIES                                                                                   4.08%
    9,100       EON AG ADR                                                                                                  322,330
    7,300       FPL Group                                                                                                   415,078
                                                                                                                     --------------
                                                                                                                            737,408
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                TOTAL INVESTMENTS
                (Cost: $13,607,523)                                                                        73.81%      $ 13,325,869
                Other assets, net of liabilities                                                           26.19%         4,728,932
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%      $ 18,054,801

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding that date of the Fund's related balance sheet).


See Notes to Financial Statements


CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2009 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $13,607,523) (Note 1)                                                       $ 13,325,869
  Cash                                                                                                                    4,716,182
  Dividends receivable                                                                                                       11,000
  Interest receivable                                                                                                           162
  Tax reclaim receivable                                                                                                     12,802
  Prepaid expenses                                                                                                           10,970
                                                                                                                     --------------
TOTAL ASSETS                                                                                                             18,076,985
                                                                                                                     --------------

LIABILITIES
  Accrued investment advisory fees                                                                                           11,780
  Accrued administration, transfer agent and accounting fees                                                                  4,204
  Accrued professional fees                                                                                                   5,156
  Other accrued expenses                                                                                                      1,044
                                                                                                                     --------------
TOTAL LIABILITIES                                                                                                            22,184
                                                                                                                     --------------

NET ASSETS                                                                                                             $ 18,054,801
                                                                                                                     ==============

  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 1,791,490 no par value shares of beneficial interest outstanding; 50,000,000           $ 21,477,065
    shares authorized
  Accumulated net investment gain (loss)                                                                                    233,411
  Accumulated net realized gain (loss) on investments                                                                   (3,374,022)
  Net unrealized appreciation (depreciation) on investments                                                               (281,653)
                                                                                                                     --------------
                                                                                                                       $ 18,054,801
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
  ($18,054,801 / 1,791,490 shares outstanding)                                                                              $ 10.08
                                                                                                                     ==============


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividends (Net of foreign tax withheld of $23,780)                                                                      $ 291,874
  Interest                                                                                                                    1,234
  Foreign tax reclaims                                                                                                       14,868
                                                                                                                     --------------
Total investment income                                                                                                     307,976
                                                                                                                     --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                          81,168
  Recordkeeping and adminstrative services (Note 2)                                                                          17,786
  Accounting fees (Note 2)                                                                                                    7,438
  Custody fees                                                                                                                2,129
  Transfer agent fees (Note 2)                                                                                                2,967
  Professional fees                                                                                                          18,542
  Trustees fees                                                                                                               7,144
  Compliance fees                                                                                                             4,565
  Shareholder services and reports (Note 2)                                                                                   2,529
  Other                                                                                                                      11,794
                                                                                                                     --------------
Total expenses                                                                                                              156,062
  Advisory fee waivers (Note 2)                                                                                            (54,699)
                                                                                                                     --------------
Net expenses                                                                                                                101,363
                                                                                                                     --------------
Net investment income                                                                                                       206,613
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                                                                 (1,376,669)
Net increase (decrease) in unrealized appreciation (depreciation) of investments                                            589,296
                                                                                                                     --------------
Net realized and unrealized gain (loss) on investments                                                                    (787,373)
                                                                                                                     --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                       $ (580,760)
                                                                                                                     ==============


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2009           YEAR ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 2008
                                                                                         --------------------  --------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                      $ 206,513             $ 252,359
  Net realized gain (loss) on investments                                                         (1,376,669)           (1,853,721)
  Change in net unrealized appreciation (depreciation) of investments                                 589,296           (5,867,388)
                                                                                         --------------------  --------------------
  Increase (decrease) in net assets from operations                                                 (580,860)           (7,468,750)
                                                                                         --------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                                                     -             (225,411)
  Net realized gains                                                                                        -              (18,875)
                                                                                         --------------------  --------------------
  Decrease in net assets from distributions                                                                 -             (244,286)
                                                                                         --------------------  --------------------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
  Shares sold                                                                                       2,375,357             4,003,889
  Distributions reinvested                                                                                  -               244,287
  Shares redeemed                                                                                   (429,815)           (2,150,998)
                                                                                         --------------------  --------------------
  Increase (decrease) in net assets from capital stock transactions                                 1,945,542             2,097,178
                                                                                         --------------------  --------------------

NET ASSETS
  Increase (decrease) during period                                                                 1,364,682           (5,615,858)
  Beginning of period                                                                              16,690,119            22,305,977
                                                                                         --------------------  --------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INCOME (LOSS) OF $206,513 AND $26,898,              $ 18,054,801          $ 16,690,119
    RESPECTIVELY)                                                                        ====================  ====================


See Notes to Financial Statements


CSI EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEARS ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            JUNE 30, 2009
                                           (UNAUDITED) (1)         2008(1)             2007               2006             2005
                                          -----------------    ---------------    ---------------    ---------------    -----------

NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.54              $ 15.68            $ 16.00            $ 13.74            $ 13.42
                                          -----------          -----------        -----------        -----------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                   0.12                 0.16               0.15               0.12               0.08
  Net realized and unrealized gain             (0.58)               (5.15)               1.22               2.34               0.58
    (loss) on investments                 -----------          -----------        -----------        -----------        -----------
                                               (0.46)               (4.99)               1.37               2.46               0.66
  TOTAL FROM INVESTMENT ACTIVITIES        -----------          -----------        -----------        -----------        -----------
DISTRIBUTIONS
  Net investment income                             -               (0.14)             (0.16)             (0.12)             (0.08)
  Net realized gain                                 -               (0.01)             (1.53)             (0.03)             (0.26)
  Net return of capital                             -                    -                  -             (0.05)                  -
                                          -----------          -----------        -----------        -----------        -----------
                                                    -               (0.15)             (1.69)             (0.20)             (0.34)
  TOTAL DISTRIBUTIONS                     -----------          -----------        -----------        -----------        -----------

NET ASSET VALUE, END OF PERIOD                $ 10.08              $ 10.54            $ 15.68            $ 16.00            $ 13.74
                                          ===========          ===========        ===========        ===========        ===========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN(C)                               (4.36%)             (31.75%)              8.54%             17.91%              4.90%
Ratio to average net assets (A)
  Expenses (B)(C)                               1.25%**              1.25%              1.25%              1.25%              1.25%
  Net investment income (loss)(C)               2.54%**              1.25%              0.86%              0.91%              0.70%
Portfolio turnover rate                         4.40%               20.67%             36.62%              6.07%             16.43%
Net assets, end of period (000's)            $ 18,055             $ 16,690           $ 22,306           $ 22,530           $ 15,732
**Annualized
(1)Per share amounts calculated using
the average share method.
(A)Management fee waivers and
reimbursement of expenses reduced the
expense ratio and increased net
investment income ratio by 0.67% for
the six months ended June 30, 2009,
0.41% for the year ended December 31,
2008, 0.33% for the year ended
December 31, 2007, 0.29% for the year
ended December 31, 2006, 0.53% for
the year ended December 31, 2005 and
0.71% for the year ended December 31,
2004.
(B)Expense ratio- net reflects the
effect of the management fee waivers
and reimbursement of expenses.
(C)The expenses do not include fees
and expenses charged by the variable
annuity product in which the fund
participates. If those fees and
expenses were included, expenses
would be higher and net investment
income (loss) and total return would
be lower.
CSI EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              YEARS ENDED DECEMBER
                                                                                                                      31,
                                                                                                             ----------------------
                                                                                                                         2005
                                                                                                                    ---------------
2004
 -------------------------------------------------------------------------------------------------------


NET ASSET VALUE, BEGINNING OF PERIOD                                                                                    $ 12.36
                                                                                                                    -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                             0.05
  Net realized and unrealized gain (loss) on investments                                                                   1.27
                                                                                                                    -----------
                                                                                                                           1.32
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                  -----------
DISTRIBUTIONS
  Net investment income                                                                                                  (0.08)
  Net realized gain                                                                                                      (0.18)
  Net return of capital                                                                                                       -
                                                                                                                    -----------
                                                                                                                         (0.26)
  TOTAL DISTRIBUTIONS                                                                                               -----------

NET ASSET VALUE, END OF PERIOD                                                                                          $ 13.42
                                                                                                                    ===========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN(C)                                                                                                          10.64%
Ratio to average net assets (A)
  Expenses (B)(C)                                                                                                         1.25%
  Net investment income (loss)(C)                                                                                         0.67%
Portfolio turnover rate                                                                                                   8.91%
Net assets, end of period (000's)                                                                                      $ 11,092
**Annualized
(1)Per share amounts calculated using the average share method.
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.67% for the six months ended June 30, 2009, 0.41% for the year ended
December 31, 2008, 0.33% for the year ended December 31, 2007, 0.29% for the year ended December 31,
2006, 0.53% for the year ended December 31, 2005 and 0.71% for the year ended December 31, 2004.
(B)Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.
(C)The expenses do not include fees and expenses charged by the variable annuity product in which the fund participates. If those fees and expenses were included, expenses would be higher and net investment income (loss) and total return would be lower.


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

     The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                        LEVEL 1                                   LEVEL 2                                LEVEL 3
                  QUOTED PRICES       OTHER SIGNIFICANT OBSERVABLE INPUTS        SIGNIFICANT UNOBSERVABLE INPUTS              TOTAL
                  -------------       -----------------------------------        -------------------------------       ------------

Common             $ 13,325,869                                       $ -                                    $ -       $ 13,325,869
Stocks            =============       ===================================        ===============================       ============


     Refer to the Fund's Schedule of Investments for a listing of the securities by type and industry.
     On January 1, 2009, the Fund adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of gains and losses on derivative instruments, and disclosure of credit-risk-related contingent features in hedging activities. Management has determined that the adoption of SFAS 161 had no impact on the Fund's financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" on January 1, 2007. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. FIN 48 requires management of the Fund to analyze all open tax years, currently 2006, 2007 and 2008, as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications at June 30, 2009.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. Certain administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. For the six months ended June 30, 2009, CSI earned $81,168 in advisory fees, of which $54,699 was waived.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, and administrative services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund, with a minimum of $42,000. CSS earned $17,886 for its services for the six months ended June 30, 2009. Additionally, the Fund compensates CSS for certain shareholder servicing on an hourly rate basis. CSS received $225 of the $2,529 in shareholder services and reports fees for hourly services provided to the Fund. As of June 30, 2009, CSS was due $3,250 from the Fund.

     The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2009. For the six months ended June 30, 2009, the Advisor waived fees of $54,699.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2009 was $266,533 and expires as follows:

Year Expiring                                                                                                                Amount
 ------------------------------------------------------------------------------------------------------------------  --------------

2009                                                                                                                         54,539
2010                                                                                                                         74,346
2011                                                                                                                         82,949
2012                                                                                                                         54,699
                                                                                                                     --------------
                                                                                                                          $ 266,533
                                                                                                                     ==============


     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned $2,967 for its services for the six months ended June 30, 2009. As of June 30, 2009, CFSI was due $255 from the Fund.
     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned $7,438 for its services for the six months ended June 30, 2009. As of June 30, 2009, CFA was due $699 from the Fund.

     Certain officers and/or an interested Trustee of the Fund are also officers and/or directors of CSI, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended June 30, 2009, were $571,173 and $2,056,746, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                                                                                   SIX MONTHS
                                                                                                        ENDED
                                                                                                JUNE 30, 2009            YEAR ENDED
                                                                                                  (UNAUDITED)     DECEMBER 31, 2008
                                                                                               --------------  --------------------

Ordinary income distribution                                                                              $ -             $ 225,411
Long term capital gain distribution                                                                         -                18,875
                                                                                               --------------  --------------------
Total distributions                                                                                       $ -             $ 244,286
                                                                                               ==============  ====================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the fund were:


                                                                           SIX MONTHS ENDED
                                                                            JUNE 30, 2009                     YEAR ENDED
                                                                             (UNAUDITED)                   DECEMBER 31, 2008
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                254,721     $ 2,375,357          300,042     $ 4,003,889
Shares reinvested                                                                -               -           23,973         244,287
Shares redeemed                                                           (47,025)       (429,815)        (162,905)     (2,150,998)
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                    207,696     $ 1,945,542          161,110     $ 2,097,178
                                                                    ==============  ==============   ==============  ==============


NOTE 6 - SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through August 31, 2009, the date on which these financial statements were available to be issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

CSI EQUITY PORTFOLIO
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

CSI Capital Management, Inc.
600 C California Street, 18th Floor
San Francisco, California 94108

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                  (UNAUDITED)

                              CSI EQUITY PORTFOLIO

                     A series of The World Insurance Trust
                         A "Series" Investment Company


                     FOR THE SIX MONTHS ENDED JUNE 30, 2009

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable when filing a semi-annual report to shareholders.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: September 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: September 9, 2009